Income Taxes - Summary of Changes in Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Income Tax Disclosure [Abstract]
Gross tax contingencies as of beginning of year	$ 314	$ 201
Increase in gross tax contingencies		113
Decrease in gross tax contingencies	(42)
Gross tax contingencies as of end of year	$ 272	$ 314